Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 451	$ 283	$ 367
Allowance for the year	40	6	52
Charges and write-offs of uncollectible accounts	(62)	(3)	(62)
Added in business combinations	86	94
Effects of changes in foreign exchange rates	(45)	71	(74)
Effect Venezuela	(2)
Balance at end of the year	$ 468	$ 451	$ 283